NOTES PAYABLE AND CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary Of Notes Payable
Notes payable consisted of the following (in thousands):

	As of December 31,
	2024	2023
Term loan payable maturing in November 30, 2026, bearing interest at 12 percent and 10 percent, respectively, per annum	$41,875	$49,375
Convertible Debentures	16,006	16,006
Other	378	435
Total Notes Payable	58,259	65,816
Less: Unamortized Debt Issuance Costs and Loan Origination Fees	(63)	(1,753)
Net Amount	58,196	64,063
Less Current Portion of Notes Payable	(7,644)	(7,550)
Notes Payable, Net of Current Portion	$50,552	$56,513

Schedule Of Maturities Of Notes Payable
Scheduled maturities of notes payable for each of the following years were as follows (in thousands):

December 31:	Principal Payments
2025	$7,556
2026	34,436
2027	16,267
Total Future Minimum Principal Payments	$58,259